LEASES	6 Months Ended
Jun. 30, 2025
LEASES
LEASES

NOTE 5 – LEASES

Effective in May 1, 2025, the Company entered into a lease agreement for its Vayu office and warehouse space expiring in April 2026.  In connection with the lease extension, the Company recognized an ROU lease asset and lease liability each in the amount of $96,347. The discount rate used to estimate the fair value of the ROU lease asset and lease liability was 44.24%.  As of June 30, 2025, the remaining lease term was 0.8 years. The Company did not elect the short-term lease exemption under ASC Topic 842.

The table below summarizes the Company’s lease-related assets and liabilities as of June 30, 2025 and December 31, 2024:

	June 30,	December 31,
	2025	2024
Lease assets	$83,049	$-

Lease liabilities
Lease liabilities (short term)	$83,049	$-
Lease liabilities (long term)	-	-
Total lease liabilities	$83,049	$-

Lease expense was $20,160 and $-0-, during the three months ended June 30, 2025 and 2024, respectively, and $20,160 and $-0- during the six months ended June 30, 2025 and 2024, respectively.

Maturities of operating lease liabilities were as follows as of June 30, 2025:

2025	$60,480
2026	40,320
Total lease payments	100,800
Less interest	(17,751)
Present value of lease liabilities	$83,049